Stock-based Compensation - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares to be issued (in shares)	163,025	68,422
Stock option contractual term	10 years	10 years
Stock option vesting percentage	25.00%	25.00%
Stock options exercised		$ 0	$ 0
Dividend yield assumed		0
Total unamortized compensation cost related to outstanding unvested stock options and restricted stock awards	$ 800,000	$ 700,000
Weighted average period for recognition of cost	2 years 3 months 18 days	1 year 9 months 18 days
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting period	2 years	2 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting period	4 years	4 years
2015 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Securities remaining and available for future issuances (in shares)	6,024	6,024
2020 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Securities remaining and available for future issuances (in shares)	17,582	180,607
Common stock shares to be issued (in shares)	236,667	3,550,000